Insurance and Reinsurance Contract Assets and Liabilities - Insurance and Reinsurance Contract Held Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Insurance contract assets and liabilities
Insurance contract assets	$ (194)	$ (102)
Insurance contract liabilities	411,532	396,401
Insurance contract liabilities for account of segregated fund holders	129,006	126,545
Reinsurance contract held assets and liabilities
Assets	60,881	59,015
Liabilities	(3,273)	(2,669)
Net insurance and reinsurance contract held liabilities	482,736	466,498
Insurance contracts issued
Insurance contract assets and liabilities
Insurance contract assets	(194)	(102)	$ (145)
Insurance contract liabilities	411,532	396,401	367,996
Insurance contract liabilities for account of segregated fund holders	129,006	126,545	114,143
Net insurance contract liabilities	540,344	522,844	481,994
Reinsurance contract held assets and liabilities
Net insurance contract held liabilities	540,344	522,844	481,994
Insurance contracts issued | Insurance contract balances
Insurance contract assets and liabilities
Insurance contract assets	(194)	(91)
Insurance contract liabilities	412,230	397,268
Insurance contract liabilities for account of segregated fund holders	129,006	126,545
Net insurance contract liabilities	541,042	523,722
Reinsurance contract held assets and liabilities
Net insurance contract held liabilities	541,042	523,722
Insurance contracts issued | Assets for insurance acquisition cash flows
Insurance contract assets and liabilities
Insurance contract assets	0	(11)
Insurance contract liabilities	(698)	(867)
Insurance contract liabilities for account of segregated fund holders	0	0
Net insurance contract liabilities	(698)	(878)
Reinsurance contract held assets and liabilities
Net insurance contract held liabilities	(698)	(878)
Insurance contracts issued | Asia
Insurance contract assets and liabilities
Insurance contract assets	(161)	(53)
Insurance contract liabilities	170,754	154,222
Insurance contract liabilities for account of segregated fund holders	29,895	26,367
Net insurance contract liabilities	200,488	180,536
Reinsurance contract held assets and liabilities
Net insurance contract held liabilities	200,488	180,536
Insurance contracts issued | Asia | Assets for insurance acquisition cash flows
Insurance contract assets and liabilities
Net insurance contract liabilities	(71)	(290)
Reinsurance contract held assets and liabilities
Net insurance contract held liabilities	(71)	(290)
Insurance contracts issued | Canada
Insurance contract assets and liabilities
Insurance contract assets	(33)	(32)
Insurance contract liabilities	84,517	82,459
Insurance contract liabilities for account of segregated fund holders	38,218	38,099
Net insurance contract liabilities	122,702	120,526
Reinsurance contract held assets and liabilities
Net insurance contract held liabilities	122,702	120,526
Insurance contracts issued | Canada | Assets for insurance acquisition cash flows
Insurance contract assets and liabilities
Net insurance contract liabilities	(627)	(588)
Reinsurance contract held assets and liabilities
Net insurance contract held liabilities	(627)	(588)
Insurance contracts issued | U.S.
Insurance contract assets and liabilities
Insurance contract assets	0	0
Insurance contract liabilities	157,867	161,484
Insurance contract liabilities for account of segregated fund holders	60,893	62,079
Net insurance contract liabilities	218,760	223,563
Reinsurance contract held assets and liabilities
Net insurance contract held liabilities	218,760	223,563
Insurance contracts issued | U.S. | Assets for insurance acquisition cash flows
Insurance contract assets and liabilities
Net insurance contract liabilities	0	0
Reinsurance contract held assets and liabilities
Net insurance contract held liabilities	0	0
Insurance contracts issued | Corporate and Other
Insurance contract assets and liabilities
Insurance contract assets	0	(6)
Insurance contract liabilities	(908)	(897)
Insurance contract liabilities for account of segregated fund holders	0	0
Net insurance contract liabilities	(908)	(903)
Reinsurance contract held assets and liabilities
Net insurance contract held liabilities	(908)	(903)
Insurance contracts issued | Corporate and Other | Assets for insurance acquisition cash flows
Insurance contract assets and liabilities
Net insurance contract liabilities	0	0
Reinsurance contract held assets and liabilities
Net insurance contract held liabilities	0	0
Reinsurance contracts held
Insurance contract assets and liabilities
Net insurance contract liabilities	57,608	56,346
Reinsurance contract held assets and liabilities
Assets	60,881	59,015	42,651
Liabilities	(3,273)	(2,669)	(2,831)
Net reinsurance contract held assets	57,608	56,346	39,820
Net insurance contract held liabilities	57,608	56,346
Net reinsurance contract held assets	57,608	56,346	$ 39,820
Reinsurance contracts held | Asia
Insurance contract assets and liabilities
Net insurance contract liabilities	5,973	6,810
Reinsurance contract held assets and liabilities
Assets	8,959	9,204
Liabilities	(2,986)	(2,394)
Net reinsurance contract held assets	5,973	6,810
Net insurance contract held liabilities	5,973	6,810
Net reinsurance contract held assets	5,973	6,810
Reinsurance contracts held | Canada
Insurance contract assets and liabilities
Net insurance contract liabilities	6,363	6,759
Reinsurance contract held assets and liabilities
Assets	6,626	7,021
Liabilities	(263)	(262)
Net reinsurance contract held assets	6,363	6,759
Net insurance contract held liabilities	6,363	6,759
Net reinsurance contract held assets	6,363	6,759
Reinsurance contracts held | U.S.
Insurance contract assets and liabilities
Net insurance contract liabilities	45,534	43,030
Reinsurance contract held assets and liabilities
Assets	45,559	43,043
Liabilities	(25)	(13)
Net reinsurance contract held assets	45,534	43,030
Net insurance contract held liabilities	45,534	43,030
Net reinsurance contract held assets	45,534	43,030
Reinsurance contracts held | Corporate and Other
Insurance contract assets and liabilities
Net insurance contract liabilities	(262)	(253)
Reinsurance contract held assets and liabilities
Assets	(263)	(253)
Liabilities	1	0
Net reinsurance contract held assets	(262)	(253)
Net insurance contract held liabilities	(262)	(253)
Net reinsurance contract held assets	$ (262)	$ (253)